Other accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses

	December 31, 2024	December 31, 2023
Governmental institution	$3,458	$2,646
Employees and related expenses	45,936	34,111
Income tax payable	756	833
Accrued expenses	10,649	6,161
Advances from customers	666	862
Other	1,865	232
	$63,330	$44,845